Shareholder Report, Average Annual Return (Details)	11 Months Ended
Jan. 31, 2026
Intech S&P Large Cap Diversified Alpha ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%
Intech S&P Small-Mid Cap Diversified Alpha ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	19.87%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.77%
S&P 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%